UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Central Fund

June 30, 2017

IPB-QTLY-0817
1.938137.105

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$23,920,512	$26,816,157
2.375% 1/15/25	32,775,813	37,347,344
2.375% 1/15/27	19,247,701	22,439,136
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	61,365,958	61,409,718
0.125% 4/15/20	61,520,408	61,625,366
0.125% 4/15/21	53,400,795	53,329,907
0.125% 1/15/22	49,291,425	49,233,928
0.125% 4/15/22	18,924,768	18,838,206
0.125% 7/15/22	50,978,751	50,930,557
0.125% 1/15/23	51,112,001	50,659,733
0.125% 7/15/24	49,667,736	48,799,673
0.125% 7/15/26	42,000,381	40,525,638
0.25% 1/15/25	49,791,687	48,919,378
0.375% 7/15/23	50,661,998	51,008,230
0.375% 7/15/25	49,730,918	49,371,050
0.375% 1/15/27	41,677,180	40,945,785
0.625% 7/15/21	44,656,392	45,781,487
0.625% 1/15/24	50,543,593	51,276,131
0.625% 1/15/26	44,791,142	45,090,265
1.125% 1/15/21	42,069,897	43,691,094
1.25% 7/15/20	36,785,314	38,350,150
1.375% 7/15/18	18,572,967	18,873,152
1.375% 1/15/20	24,043,563	24,930,508
1.875% 7/15/19	19,734,259	20,577,540
2.125% 1/15/19	17,368,378	17,937,509
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,022,610,739)		1,018,707,642
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $383,265)	383,188	383,265
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,022,994,004)		1,019,090,907
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,367,173
NET ASSETS - 100%		$1,021,458,080

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,076
Total	$2,076

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,018,707,642	$--	$1,018,707,642	$--
Money Market Funds	383,265	383,265	--	--
Total Investments in Securities:	$1,019,090,907	$383,265	$1,018,707,642	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,024,492,069. Net unrealized depreciation aggregated $5,401,162, of which $3,556,048 related to appreciated investment securities and $8,957,210 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

June 30, 2017

TP1-QTLY-0817
1.816017.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 1.0%
General Motors Co. 3.5% 10/2/18	$6,330,000	$6,441,300
General Motors Financial Co., Inc.:
2.625% 7/10/17	2,000,000	2,000,200
3.15% 1/15/20	10,728,000	10,911,277
3.25% 5/15/18	3,325,000	3,364,022
3.5% 7/10/19	7,458,000	7,631,660
4.25% 5/15/23	3,750,000	3,919,916
4.375% 9/25/21	36,356,000	38,462,103
		72,730,478
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,416,000	1,441,550
3.7% 1/30/26	3,733,000	3,866,339
		5,307,889
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	3,776,000	5,478,712
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	9,542,000	10,165,551
4.908% 7/23/25	6,415,000	6,930,843
5.375% 5/1/47 (a)	7,875,000	8,342,413
6.484% 10/23/45	2,345,000	2,817,996
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,942,109
4.5% 9/15/42	2,999,000	2,857,219
5.5% 9/1/41	2,836,000	3,051,397
6.55% 5/1/37	12,789,000	15,287,497
7.3% 7/1/38	4,675,000	5,981,611
8.25% 4/1/19	13,760,000	15,179,894
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,146,895
6.2% 3/15/40	7,609,000	9,098,203
		108,280,340

TOTAL CONSUMER DISCRETIONARY		186,318,707

CONSUMER STAPLES - 2.2%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,074,000	15,274,831
3.3% 2/1/23	16,234,000	16,714,575
3.65% 2/1/26	17,610,000	18,144,780
4.7% 2/1/36	15,370,000	16,980,038
4.9% 2/1/46	17,579,000	19,868,348
		86,982,572
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	4,175,000	4,329,250
3.875% 7/20/25	6,993,000	7,271,594
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,323,062
3.3% 11/18/21	5,048,000	5,204,427
		21,128,333
Tobacco - 0.7%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,337,274
9.25% 8/6/19	1,502,000	1,724,320
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	8,267,789
4.25% 7/21/25 (a)	7,942,000	8,383,520
Reynolds American, Inc.:
2.3% 6/12/18	2,779,000	2,791,130
4% 6/12/22	5,439,000	5,762,827
5.7% 8/15/35	2,047,000	2,428,196
6.15% 9/15/43	7,130,000	8,914,532
7.25% 6/15/37	9,291,000	12,716,201
		55,325,789

TOTAL CONSUMER STAPLES		163,436,694

ENERGY - 6.3%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,553,581
Noble Holding International Ltd.:
5.75% 3/16/18	569,000	573,837
7.7% 4/1/25 (b)	3,629,000	2,785,258
8.7% 4/1/45 (b)	3,503,000	2,504,645
		9,417,321
Oil, Gas & Consumable Fuels - 6.2%
Amerada Hess Corp. 7.875% 10/1/29	3,538,000	4,278,227
Anadarko Finance Co. 7.5% 5/1/31	5,962,000	7,451,170
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,359,000	2,517,643
5.55% 3/15/26	4,842,000	5,411,448
6.6% 3/15/46	6,610,000	8,161,975
BP Capital Markets PLC 4.5% 10/1/20	3,295,000	3,537,657
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,547,000	3,937,791
Cenovus Energy, Inc.:
4.25% 4/15/27 (a)	7,312,000	6,966,333
5.7% 10/15/19	1,971,000	2,080,174
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,496,000	1,502,877
3.3% 6/1/20	7,369,000	7,549,843
4.5% 6/1/25	2,235,000	2,379,336
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	5,242,800
5.35% 3/15/20 (a)	4,099,000	4,262,960
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,735,576
2.7% 4/1/19	6,241,000	6,186,391
3.875% 3/15/23	9,216,000	8,893,440
5.6% 4/1/44	9,458,000	8,914,165
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	2,382,000	2,372,753
3.9% 5/15/24 (b)	2,513,000	2,492,300
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	825,204
Enbridge, Inc.:
4.25% 12/1/26	2,430,000	2,536,701
5.5% 12/1/46	2,804,000	3,164,370
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,250,300
2.55% 10/15/19	1,568,000	1,581,609
3.7% 2/15/26	8,000,000	8,148,800
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,945,921
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	2,977,993
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	42,589,652
5.625% 5/20/43	20,715,000	17,188,271
6.25% 3/17/24	1,950,000	1,987,050
7.25% 3/17/44	14,448,000	14,205,996
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	20,882,000	21,230,729
Petroleos Mexicanos:
3.5% 7/23/20	69,400,000	70,128,700
4.5% 1/23/26	11,975,000	11,640,059
4.625% 9/21/23	10,480,000	10,605,760
4.875% 1/18/24	5,463,000	5,533,473
5.625% 1/23/46	10,000,000	8,865,000
6.375% 1/23/45	21,014,000	20,488,650
6.5% 6/2/41	22,489,000	22,331,577
Phillips 66 Partners LP 2.646% 2/15/20	617,000	619,096
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,636,000	8,809,152
Southwestern Energy Co. 5.8% 1/23/20 (b)	5,300,000	5,412,625
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	5,018,085
Spectra Energy Partners LP 2.95% 9/25/18	1,225,000	1,238,807
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,181,775
4.55% 6/24/24	24,070,000	24,731,925
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,753,690
4.65% 7/1/26	1,646,000	1,685,063
5.375% 6/1/21	10,236,000	10,987,732
Williams Partners LP:
4% 11/15/21	1,074,000	1,117,378
4.125% 11/15/20	1,086,000	1,135,099
4.3% 3/4/24	5,461,000	5,680,811
		444,471,912

TOTAL ENERGY		453,889,233

FINANCIALS - 13.9%
Banks - 7.4%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (a)	32,172,000	33,720,117
Bank of America Corp.:
3.5% 4/19/26	16,328,000	16,385,246
3.705% 4/24/28 (b)	50,000,000	50,377,200
3.875% 8/1/25	3,792,000	3,923,226
3.95% 4/21/25	6,208,000	6,290,759
4.25% 10/22/26	7,558,000	7,783,841
5.65% 5/1/18	3,780,000	3,898,737
5.875% 1/5/21	3,255,000	3,617,434
Barclays PLC:
2.75% 11/8/19	6,297,000	6,353,717
4.375% 1/12/26	7,220,000	7,502,418
Citigroup, Inc.:
3.875% 3/26/25	15,450,000	15,546,841
4.05% 7/30/22	2,408,000	2,517,003
4.3% 11/20/26	17,000,000	17,463,182
5.5% 9/13/25	2,779,000	3,090,584
Citizens Bank NA 2.55% 5/13/21	2,275,000	2,276,686
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796,000	7,085,000
4.3% 12/3/25	14,216,000	14,823,052
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,848,684
3.75% 3/26/25	7,780,000	7,861,239
3.8% 9/15/22	11,780,000	12,237,747
3.8% 6/9/23	12,499,000	12,884,182
Discover Bank 7% 4/15/20	5,075,000	5,632,585
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,169,453
8.25% 3/1/38	1,976,000	2,946,750
HBOS PLC 6.75% 5/21/18 (a)	3,118,000	3,243,153
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	4,064,912
5.25% 3/14/44	2,847,000	3,266,269
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,383,389
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	5,036,000	5,107,687
JPMorgan Chase & Co.:
2.95% 10/1/26	18,469,000	17,826,334
3.875% 9/10/24	50,822,000	52,439,613
4.125% 12/15/26	32,394,000	33,651,665
MUFG Americas Holdings Corp. 2.25% 2/10/20	7,416,000	7,420,153
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,822,115
Regions Bank 6.45% 6/26/37	7,667,000	9,245,934
Regions Financial Corp. 3.2% 2/8/21	4,129,000	4,221,180
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	42,975,981
6% 12/19/23	41,227,000	45,482,946
6.1% 6/10/23	22,609,000	24,908,607
6.125% 12/15/22	11,163,000	12,220,214
Synchrony Bank 3% 6/15/22	6,289,000	6,259,907
		540,775,742
Capital Markets - 4.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,033,000	9,013,245
4.25% 2/15/24	3,486,000	3,649,127
Credit Suisse AG 6% 2/15/18	13,023,000	13,352,716
Deutsche Bank AG 4.5% 4/1/25	17,307,000	17,192,687
Deutsche Bank AG London Branch:
1.875% 2/13/18	40,527,000	40,515,693
2.85% 5/10/19	13,570,000	13,715,185
Goldman Sachs Group, Inc.:
2.625% 1/31/19	17,288,000	17,467,657
2.9% 7/19/18	10,067,000	10,181,442
5.15% 5/22/45	9,000,000	10,013,067
5.25% 7/27/21	5,219,000	5,719,753
5.75% 1/24/22	5,977,000	6,728,662
6.75% 10/1/37	18,359,000	23,883,939
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,749,329
Lazard Group LLC 4.25% 11/14/20	5,574,000	5,880,135
Moody's Corp.:
3.25% 1/15/28 (a)	3,317,000	3,268,575
4.875% 2/15/24	3,115,000	3,429,478
Morgan Stanley:
2.375% 7/23/19	8,748,000	8,808,956
3.125% 7/27/26	18,543,000	18,030,249
4% 7/23/25	10,033,000	10,472,746
4.875% 11/1/22	27,262,000	29,596,091
5% 11/24/25	15,331,000	16,673,352
5.75% 1/25/21	13,341,000	14,759,735
7.3% 5/13/19	3,747,000	4,096,614
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	8,119,040
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,671,404
		302,988,877
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	2,393,000	2,455,797
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,111,316
3.95% 11/6/24	5,006,000	5,083,938
5.2% 4/27/22	3,503,000	3,812,781
Ford Motor Credit Co. LLC 2.24% 6/15/18	9,072,000	9,094,172
Hyundai Capital America:
2% 3/19/18 (a)	10,511,000	10,518,221
2.125% 10/2/17 (a)	7,543,000	7,548,386
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,832,407
3% 8/15/19	2,690,000	2,728,037
3.75% 8/15/21	4,062,000	4,171,796
4.25% 8/15/24	4,089,000	4,176,860
		55,533,711
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,959,000	6,919,299
Voya Financial, Inc. 3.125% 7/15/24	3,911,000	3,851,666
		10,770,965
Insurance - 1.4%
American International Group, Inc. 3.75% 7/10/25	13,815,000	14,072,940
Aon Corp. 5% 9/30/20	1,574,000	1,694,805
Aon PLC 4% 11/27/23	13,880,000	14,655,059
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (a)(b)	11,559,000	11,472,308
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	5,930,253
6.5% 3/15/35 (a)	4,626,000	5,789,735
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,215,559
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,111,000	6,708,116
Pacific LifeCorp 6% 2/10/20 (a)	1,301,000	1,409,882
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,510,161
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	13,676,000	15,328,471
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	2,167,000	2,198,073
4.125% 11/1/24 (a)	3,142,000	3,250,977
Unum Group:
5.625% 9/15/20	3,364,000	3,680,186
5.75% 8/15/42	6,479,000	7,693,469
		98,609,994

TOTAL FINANCIALS		1,008,679,289

HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	1,950,000	1,973,973
Health Care Providers & Services - 0.9%
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,519,880
4.25% 10/15/19	4,510,000	4,679,125
4.75% 5/1/23	360,000	380,700
5.875% 3/15/22	430,000	476,763
6.5% 2/15/20	38,271,000	41,763,229
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,196,946
		62,016,643
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	2,038,169
Pharmaceuticals - 0.7%
Actavis Funding SCS:
3% 3/12/20	6,503,000	6,644,707
3.45% 3/15/22	11,300,000	11,647,000
Mylan N.V.:
2.5% 6/7/19	5,537,000	5,581,457
3.15% 6/15/21	11,288,000	11,482,718
3.95% 6/15/26	3,635,000	3,683,484
Perrigo Finance PLC 3.5% 12/15/21	767,000	793,829
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,242,000	5,145,358
3.15% 10/1/26	4,467,000	4,242,658
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,243,200
		51,464,411

TOTAL HEALTH CARE		117,493,196

INDUSTRIALS - 0.6%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	358,978	374,235
6.648% 9/15/17	80,021	80,721
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	193,575	197,447
8.36% 1/20/19	1,530,447	1,530,447
		2,182,850
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,904,950
3.375% 6/1/21	3,658,000	3,754,750
3.75% 2/1/22	7,687,000	8,020,823
3.875% 4/1/21	7,380,000	7,697,598
4.25% 9/15/24	6,449,000	6,764,433
4.75% 3/1/20	6,486,000	6,880,796
		37,023,350
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,173,865

TOTAL INDUSTRIALS		42,380,065

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,907,675
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 4.25% 11/15/20	1,596,000	1,694,427
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,737,233
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	3,054,000	3,328,860
		6,066,093

TOTAL MATERIALS		7,760,520

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,609,876
4.6% 4/1/22	1,840,000	1,966,062
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,658,289
American Tower Corp. 2.8% 6/1/20	14,800,000	15,000,022
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,198,165
4.25% 1/15/24	5,830,000	6,107,584
Corporate Office Properties LP 5% 7/1/25	3,811,000	4,025,849
DDR Corp.:
3.5% 1/15/21	21,013,000	21,274,486
3.625% 2/1/25	4,232,000	4,026,342
4.25% 2/1/26	2,872,000	2,816,048
4.625% 7/15/22	3,879,000	4,060,906
4.75% 4/15/18	4,014,000	4,092,586
Duke Realty LP:
3.25% 6/30/26	1,063,000	1,043,961
4.375% 6/15/22	13,137,000	13,998,170
Equity One, Inc. 3.75% 11/15/22	7,500,000	7,760,145
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,949,112
4.75% 7/15/20	3,181,000	3,391,029
Federal Realty Investment Trust 5.9% 4/1/20	1,116,000	1,223,413
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,884,231
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,386,293
4.7% 9/15/17	946,000	951,216
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,745,107
HRPT Properties Trust 6.65% 1/15/18	2,850,000	2,853,414
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,743,549
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	12,759,000	13,080,808
4.5% 1/15/25	4,308,000	4,362,475
4.5% 4/1/27	26,195,000	26,190,783
4.75% 1/15/28	8,836,000	8,821,960
4.95% 4/1/24	2,418,000	2,531,958
5.25% 1/15/26	9,242,000	9,818,507
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,630,093
5% 12/15/23	1,288,000	1,336,030
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,149,966
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,911,699
4.6% 4/1/24	14,578,000	15,182,535
		215,782,669
Real Estate Management & Development - 2.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,843,000	6,883,189
4.1% 10/1/24	7,694,000	7,721,083
4.55% 10/1/29	8,071,000	8,152,549
4.95% 4/15/18	4,871,000	4,976,954
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	21,188,465
Digital Realty Trust LP 3.95% 7/1/22	5,514,000	5,779,323
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,450,066
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,806,548
Liberty Property LP:
3.25% 10/1/26	2,798,000	2,710,504
3.375% 6/15/23	3,033,000	3,056,078
4.125% 6/15/22	2,690,000	2,820,629
4.75% 10/1/20	4,767,000	5,046,728
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,130,203
3.15% 5/15/23	10,776,000	10,178,460
4.5% 4/18/22	11,607,000	11,856,040
Mid-America Apartments LP 4% 11/15/25	1,859,000	1,923,927
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,107,935
Tanger Properties LP:
3.125% 9/1/26	3,700,000	3,467,733
3.75% 12/1/24	5,090,000	5,107,601
3.875% 12/1/23	3,062,000	3,123,751
3.875% 7/15/27	10,856,000	10,736,182
6.125% 6/1/20	4,142,000	4,532,773
Ventas Realty LP:
3.125% 6/15/23	1,879,000	1,867,596
3.5% 2/1/25	2,171,000	2,157,119
4.125% 1/15/26	2,587,000	2,660,836
4.375% 2/1/45	1,297,000	1,285,571
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,247,755
		151,975,598

TOTAL REAL ESTATE		367,758,267

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	5,357,000	5,383,378
3.6% 2/17/23	9,669,000	9,894,607
5.875% 10/1/19	5,356,000	5,796,622
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	332,812
CenturyLink, Inc. 6.15% 9/15/19	3,031,000	3,228,015
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,776,372
4.522% 9/15/48	4,070,000	3,858,852
5.012% 4/15/49 (a)	24,694,000	24,973,660
		74,244,318
UTILITIES - 2.2%
Electric Utilities - 1.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	3,980,002
6.4% 9/15/20 (a)	11,762,000	13,106,538
Exelon Corp. 3.95% 6/15/25	7,417,000	7,676,091
FirstEnergy Corp.:
2.75% 3/15/18	17,232,000	17,342,061
4.25% 3/15/23	28,183,000	29,640,963
7.375% 11/15/31	10,199,000	13,415,918
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	5,137,688
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,000,000	13,162,500
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	638,094
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,790,602
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,754,617
		110,645,074
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,670,098
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	1,748,000	1,746,443
2.7% 6/15/21	1,721,000	1,723,477
		3,469,920
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3.5964% 9/30/66 (b)	21,923,000	18,963,395
4.1214% 6/30/66 (b)	5,100,000	4,921,500
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,804,127
6.5% 12/15/20	2,803,000	3,133,020
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	3,850,000	3,724,875
		40,546,917

TOTAL UTILITIES		156,332,009

TOTAL NONCONVERTIBLE BONDS
(Cost $2,517,920,202)		2,586,199,973

U.S. Government and Government Agency Obligations - 34.2%
U.S. Treasury Inflation-Protected Obligations - 9.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$150,931,440	$141,798,807
1% 2/15/46	71,073,151	71,083,604
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	70,230,915	70,280,996
0.125% 4/15/20	72,778,649	72,902,814
0.375% 7/15/25	329,834,666	327,447,886

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		683,514,107

U.S. Treasury Obligations - 24.8%
U.S. Treasury Bonds:
2.5% 2/15/46(c)(d)	98,520,000	91,858,373
3% 11/15/45	62,742,000	64,729,667
3% 2/15/47	128,371,000	132,653,328
U.S. Treasury Notes:
0.75% 9/30/18	385,000,000	382,338,110
0.875% 3/31/18	71,200,000	70,994,161
1.25% 10/31/21	466,359,000	455,465,311
1.75% 6/30/22	267,511,000	265,755,593
2% 6/30/24	169,829,000	168,290,010
2% 11/15/26	42,703,000	41,643,752
2.125% 3/31/24	37,567,000	37,584,619
2.375% 5/15/27	15,000,000	15,096,675
2.875% 3/31/18	69,606,000	70,416,283

TOTAL U.S. TREASURY OBLIGATIONS		1,796,825,882

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,495,016,268)		2,480,339,989

U.S. Government Agency - Mortgage Securities - 21.4%
Fannie Mae - 10.7%
2.5% 2/1/43 to 8/1/43	9,639,960	9,335,642
2.614% 5/1/34 (b)	548,523	562,237
2.628% 9/1/33 (b)	371,340	380,578
2.798% 10/1/33 (b)	46,418	48,973
2.833% 3/1/35 (b)	27,406	28,340
2.882% 12/1/34 (b)	63,486	65,630
2.964% 8/1/36 (b)	1,101,362	1,145,049
2.995% 7/1/35 (b)	287,880	301,103
3% 12/1/20 to 2/1/47	252,312,806	254,011,973
3% 7/1/32 (e)	22,000,000	22,572,449
3% 7/1/32 (e)	7,250,000	7,438,648
3% 7/1/32 (e)	7,300,000	7,489,949
3% 7/1/32 (e)	7,300,000	7,489,949
3% 7/1/32 (e)	22,000,000	22,572,449
3% 7/1/32 (e)	6,700,000	6,874,337
3.083% 3/1/35 (b)	23,276	24,616
3.13% 5/1/35 (b)	106,730	111,594
3.13% 5/1/36 (b)	273,311	289,980
3.17% 11/1/36 (b)	588,709	610,416
3.196% 5/1/33 (b)	6,950	7,151
3.289% 7/1/37 (b)	111,214	116,018
3.33% 7/1/35 (b)	75,462	79,608
3.338% 6/1/36 (b)	88,012	92,056
3.5% 12/1/25 to 5/1/47	158,495,284	163,635,574
3.563% 3/1/36 (b)	205,367	217,893
3.791% 3/1/36 (b)	328,135	348,647
4% 11/1/31 to 8/1/46	131,475,424	138,956,171
4% 7/1/47 (e)	6,500,000	6,830,537
4.5% 7/1/33 to 2/1/45	24,102,438	26,019,209
5% 10/1/21 to 11/1/44	34,064,824	37,321,102
5.5% 10/1/17 to 9/1/41	20,394,021	22,835,953
6% 7/1/19 to 1/1/42	28,224,628	32,084,032
7% 9/1/17 to 6/1/32	909,929	1,039,606
7.5% 2/1/22 to 11/1/31	782,628	914,747
8% 6/1/29	594	710

TOTAL FANNIE MAE		771,852,926

Freddie Mac - 5.5%
2.5% 7/1/31	2,777,058	2,801,817
2.954% 1/1/35 (b)	33,811	35,585
3% 10/1/28 to 1/1/47	91,095,668	91,855,009
3.017% 4/1/35 (b)	345,949	360,499
3.5% 6/1/27 to 9/1/46	143,536,248	148,580,787
3.55% 5/1/35 (b)	252,315	266,914
4% 6/1/24 to 4/1/46	89,723,154	94,891,274
4.079% 10/1/35 (b)	97,218	103,295
4.5% 7/1/25 to 10/1/41	22,944,236	24,759,657
5% 4/1/38 to 7/1/41	13,127,457	14,427,498
5.5% 11/1/33 to 6/1/41	18,706,339	20,811,135
6% 7/1/37 to 8/1/37	603,585	686,592
6.5% 9/1/39	940,603	1,079,648
7.5% 9/1/17 to 6/1/32	300,810	346,905
8% 7/1/25 to 4/1/27	13,937	16,188
8.5% 6/1/20 to 5/1/22	1,194	1,309

TOTAL FREDDIE MAC		401,024,112

Ginnie Mae - 5.2%
3% 12/20/42 to 4/20/47	134,572,871	136,131,779
3.5% 1/15/41 to 7/20/46	85,358,329	88,745,849
3.5% 7/1/47 (e)	14,700,000	15,220,126
3.5% 7/1/47 (e)	15,170,000	15,706,756
4% 9/15/40 to 4/15/46	50,221,462	53,356,912
4% 7/1/47 (e)	4,700,000	4,944,212
4% 7/1/47 (e)	10,600,000	11,150,775
4% 7/1/47 (e)	4,700,000	4,944,212
4.5% 5/15/39 to 5/20/41	32,664,960	35,090,463
5% 3/15/39 to 9/15/41	5,565,706	6,164,699
5.5% 3/15/38 to 12/15/38	1,005,369	1,141,165
7% 6/15/24 to 9/15/32	1,964,940	2,297,807
7.5% 3/15/22 to 8/15/28	424,460	479,580
8% 4/15/24 to 12/15/25	40,317	45,895
8.5% 8/15/29 to 11/15/31	73,016	87,548

TOTAL GINNIE MAE		375,507,778

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,553,111,762)		1,548,384,816

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.9211% 4/25/35 (b)	$431,966	$427,103
Airspeed Ltd. Series 2007-1A Class C1, 3.4891% 6/15/32 (a)(b)	3,239,699	1,036,704
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.2661% 12/25/33 (b)	23,086	22,385
Series 2004-R2 Class M3, 2.0411% 4/25/34 (b)	58,421	49,973
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.9961% 3/25/34 (b)	31,145	29,723
Series 2006-W4 Class A2C, 1.3761% 5/25/36 (b)	709,167	244,714
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	13,651,000	13,971,334
Class AA, 2.487% 12/16/41 (a)	3,357,521	3,345,125
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,040,524
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1636% 12/25/36 (b)	1,172,000	960,999
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.4661% 3/25/32 (b)	16,339	16,233
Series 2004-3 Class M4, 2.6711% 4/25/34 (b)	34,318	32,321
Series 2004-4 Class M2, 2.0111% 6/25/34 (b)	51,954	51,744
Series 2004-7 Class AF5, 5.868% 1/25/35	832,711	846,415
Fannie Mae Series 2004-T5 Class AB3, 1.9411% 5/28/35 (b)	25,289	23,243
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 3.3911% 8/25/34 (b)	148,205	143,964
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 2.0411% 3/25/34 (b)	1,134	983
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,962,224
Fremont Home Loan Trust Series 2005-A Class M4, 2.2361% 1/25/35 (b)	225,345	118,769
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.5687% 2/25/47 (a)(b)	259,902	246,387
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,317,839	6,294,021
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.5361% 8/25/33 (b)	473,689	466,376
Series 2003-3 Class M1, 2.5061% 8/25/33 (b)	225,410	220,806
Series 2003-5 Class A2, 1.7236% 12/25/33 (b)	21,396	20,706
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.4061% 1/25/37 (b)	785,393	560,019
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 2.3411% 7/25/33 (b)	1,906,371	1,883,579
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 2.1911% 7/25/34 (b)	13,162	12,640
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	1,447	790
Series 2006-OPT1 Class A1A, 1.7361% 6/25/35 (b)	384,457	372,676
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.8961% 8/25/34 (b)	37,283	33,981
Series 2004-NC6 Class M3, 3.3911% 7/25/34 (b)	98,295	92,382
Series 2004-NC8 Class M6, 3.0911% 9/25/34 (b)	115,447	114,575
Series 2005-NC1 Class M1, 1.8761% 1/25/35 (b)	88,980	84,040
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (a)	2,766,699	2,767,515
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.7261% 9/25/35 (b)	928,000	907,779
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.8986% 9/25/34 (b)	314,321	314,490
Class M4, 3.1986% 9/25/34 (b)	444,000	277,228
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.0161% 4/25/33 (b)	3,323	3,068
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.1956% 6/15/33 (b)	118,025	117,815
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.9411% 9/25/34 (b)	21,832	20,089
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8836% 9/25/34 (b)	18,730	17,918
TOTAL ASSET-BACKED SECURITIES
(Cost $49,878,097)		48,153,360

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1606% 2/25/37 (b)	225,242	218,646
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	879,352	879,752
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.3136% 7/25/35 (b)	815,120	799,228
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 3.3441% 6/10/35 (a)(b)	71,800	67,772
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	12,831	12,633

TOTAL PRIVATE SPONSOR		1,978,031

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	986,059	1,041,782
Series 1999-57 Class PH, 6.5% 12/25/29	1,017,121	1,156,601

TOTAL U.S. GOVERNMENT AGENCY		2,198,383

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,822,300)		4,176,414

Commercial Mortgage Securities - 0.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6287% 2/14/43 (b)(f)	368,731	3,852
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class C, 3.0391% 5/15/32 (a)(b)	4,902,000	4,909,253
Class D, 3.8891% 5/15/32 (a)(b)	3,103,000	3,101,200
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.4911% 12/25/33 (a)(b)	13,417	12,800
Series 2005-3A:
Class A2, 1.6161% 11/25/35 (a)(b)	106,691	98,467
Class M2, 1.7061% 11/25/35 (a)(b)	23,269	19,358
Class M3, 1.7261% 11/25/35 (a)(b)	20,856	16,925
Class M4, 1.8161% 11/25/35 (a)(b)	26,026	20,713
Series 2005-4A:
Class A2, 1.6061% 1/25/36 (a)(b)	384,467	355,913
Class B1, 2.6161% 1/25/36 (a)(b)	16,183	13,244
Class M1, 1.6661% 1/25/36 (a)(b)	124,094	115,048
Class M2, 1.6861% 1/25/36 (a)(b)	37,116	32,941
Class M3, 1.7161% 1/25/36 (a)(b)	54,361	44,780
Class M4, 1.8261% 1/25/36 (a)(b)	28,305	25,966
Class M5, 1.8661% 1/25/36 (a)(b)	28,305	21,560
Class M6, 1.9161% 1/25/36 (a)(b)	30,180	23,142
Series 2006-1:
Class A2, 1.5761% 4/25/36 (a)(b)	56,885	51,925
Class M6, 1.8561% 4/25/36 (a)(b)	19,148	15,823
Series 2006-2A:
Class M1, 1.5261% 7/25/36 (a)(b)	49,343	40,869
Class M2, 1.5461% 7/25/36 (a)(b)	34,777	28,781
Class M3, 1.5661% 7/25/36 (a)(b)	27,311	22,630
Class M4, 1.6361% 7/25/36 (a)(b)	18,390	15,240
Class M5, 1.6861% 7/25/36 (a)(b)	22,577	18,729
Series 2006-3A Class M4, 1.4536% 10/25/36 (a)(b)	15,943	12,440
Series 2006-4A:
Class A2, 1.2936% 12/25/36 (a)(b)	857,585	769,319
Class M1, 1.3136% 12/25/36 (a)(b)	61,929	47,308
Class M2, 1.3336% 12/25/36 (a)(b)	39,312	30,072
Class M3, 1.3636% 12/25/36 (a)(b)	39,850	19,231
Series 2007-1 Class A2, 1.2936% 3/25/37 (a)(b)	160,056	141,846
Series 2007-2A:
Class A1, 1.2606% 7/25/37 (a)(b)	690,456	647,981
Class A2, 1.3106% 7/25/37 (a)(b)	646,793	594,374
Class M1, 1.3606% 7/25/37 (a)(b)	216,461	173,569
Class M2, 1.4006% 7/25/37 (a)(b)	83,254	66,901
Class M3, 1.4806% 7/25/37 (a)(b)	64,543	50,215
Series 2007-3:
Class A2, 1.2806% 7/25/37 (a)(b)	231,714	208,203
Class M1, 1.3006% 7/25/37 (a)(b)	121,261	109,871
Class M2, 1.3306% 7/25/37 (a)(b)	128,642	115,801
Class M3, 1.3606% 7/25/37 (a)(b)	210,625	160,583
Class M4, 1.4906% 7/25/37 (a)(b)	330,304	225,752
Class M5, 1.5906% 7/25/37 (a)(b)	119,704	64,601
Series 2007-4A Class M1, 1.9736% 9/25/37 (a)(b)	7,923	2,773
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.9891% 12/15/27 (a)(b)	2,727,163	2,737,360
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	6,311,000	6,403,843
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	2,999,868	2,996,924
CSMC Series 2015-TOWN:
Class B, 2.8891% 3/15/28 (a)(b)	1,452,000	1,450,849
Class C, 3.2391% 3/15/28 (a)(b)	1,415,000	1,414,379
Class D, 4.1891% 3/15/28 (a)(b)	2,141,000	2,141,000
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	7,520,000	7,692,374
Class CFX, 3.3822% 12/15/34 (a)(b)	6,312,000	6,426,590
Class DFX, 3.3822% 12/15/34 (a)(b)	5,350,000	5,428,091
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-BXH:
Class C, 2.6391% 4/15/27 (a)(b)	2,472,000	2,436,982
Class D, 3.2391% 4/15/27 (a)(b)	5,271,000	5,170,574
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	7,491,000	7,511,032
Class B, 4.181% 11/15/34 (a)	2,644,000	2,655,109
Class C, 5.205% 11/15/34 (a)	1,854,000	1,866,494
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $68,449,531)		68,781,600

Municipal Securities - 1.8%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	18,730,000	17,381,065
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	1,730,000	1,734,550
4.95% 6/1/23	11,575,000	11,620,490
5.1% 6/1/33	24,540,000	22,972,385
Series 2010-1, 6.63% 2/1/35	19,115,000	19,617,916
Series 2010-3:
6.725% 4/1/35	16,145,000	16,292,565
7.35% 7/1/35	8,115,000	8,682,969
Series 2010-5, 6.2% 7/1/21	3,770,000	3,891,922
Series 2011:
5.665% 3/1/18	7,745,000	7,871,631
5.877% 3/1/19	19,560,000	20,240,297
Series 2013, 3.6% 12/1/19	4,360,000	4,292,769
TOTAL MUNICIPAL SECURITIES
(Cost $139,956,181)		134,598,559

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 4.875% 1/22/21
(Cost $15,635,349)	$15,000,000	$15,720,000

Bank Notes - 1.2%
Capital One NA 2.95% 7/23/21	10,312,000	10,387,174
Citizens Bank NA 2.3% 12/3/18	5,669,000	5,689,573
Discover Bank:
(Delaware) 3.2% 8/9/21	$12,373,000	$12,600,638
3.1% 6/4/20	10,724,000	10,927,424
8.7% 11/18/19	1,160,000	1,310,766
KeyBank NA:
2.25% 3/16/20	20,000,000	20,098,860
6.95% 2/1/28	850,000	1,064,257
PNC Bank NA 2.3% 6/1/20	3,650,000	3,670,133
Regions Bank 7.5% 5/15/18	18,822,000	19,704,564
TOTAL BANK NOTES
(Cost $84,021,138)		85,453,389
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 1.10% (g)
(Cost $399,608,814)	399,549,473	399,629,383
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $7,327,419,642)		7,371,437,483
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(121,744,352)
NET ASSETS - 100%		$7,249,693,131

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/32	$(2,300,000)	$(2,359,847)
3% 7/1/32	(9,200,000)	(9,439,388)

TOTAL FANNIE MAE		(11,799,235)

Ginnie Mae
4% 7/1/47	(15,300,000)	(16,094,986)
4% 7/1/47	(4,700,000)	(4,944,212)

TOTAL GINNIE MAE		(21,039,198)

TOTAL TBA SALE COMMITMENTS
(Proceeds $32,950,157)		$(32,838,433)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	USD 8,098	$(179)	$0	$(179)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $317,657,529 or 4.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,662.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $135,196.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,690,168
Total	$1,690,168

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,586,199,973	$--	$2,586,199,973	$--
U.S. Government and Government Agency Obligations	2,480,339,989	--	2,480,339,989	--
U.S. Government Agency - Mortgage Securities	1,548,384,816	--	1,548,384,816	--
Asset-Backed Securities	48,153,360	--	47,116,656	1,036,704
Collateralized Mortgage Obligations	4,176,414	--	4,108,642	67,772
Commercial Mortgage Securities	68,781,600	--	68,781,600	--
Municipal Securities	134,598,559	--	134,598,559	--
Foreign Government and Government Agency Obligations	15,720,000	--	15,720,000	--
Bank Notes	85,453,389	--	85,453,389	--
Money Market Funds	399,629,383	399,629,383	--	--
Total Investments in Securities:	$7,371,437,483	$399,629,383	$6,970,703,624	$1,104,476
Derivative Instruments:
Liabilities
Swaps	$(179)	$--	$(179)	$--
Total Liabilities	$(179)	$--	$(179)	$--
Total Derivative Instruments:	$(179)	$--	$(179)	$--
Other Financial Instruments:
TBA Sale Commitments	$(32,838,433)	$--	$(32,838,433)	$--
Total Other Financial Instruments:	$(32,838,433)	$--	$(32,838,433)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $7,327,441,029. Net unrealized appreciation aggregated $43,996,454, of which $119,990,276 related to appreciated investment securities and $75,993,822 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017